Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies
Basis of presentation	Basis of presentation The consolidated financial statements of the Company have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).
Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and the subsidiaries of the VIEs. For controlled subsidiaries that are not wholly owned, the noncontrolling interests are included in net income and total equity. All inter-company transactions and balances have been eliminated.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Areas where management uses subjective judgment include, but are not limited to, allowance for loan principal and financing service fee receivables, allowance for finance lease receivables, allowance for contract assets, allowance for other receivables, impairment of other assets, incremental borrowing rates for lease liabilities, impairment of equity investment, impairment of long-lived assets, valuation allowance for deferred tax assets, uncertain tax positions, and fair value of investments. Actual results could differ from these estimates, and as such, differences may be material to the consolidated financial statements.

Revenue recognition

Revenue recognition

The Company generates revenues primarily by providing borrowers with merchandise and cash installment credit services, credit facilitation services, transaction services, automobile financing services, ready-to-cook meal sales, educational service and delivery services.

Under ASC 606, revenue is recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration that the Company expects to be entitled to in exchange for those goods or services, net of value-added tax. The Company determines revenue recognition through the following steps:

●	Identify the contract(s) with a customer;
●	Identify the performance obligations in the contract;
●	Determine the transaction price;
●	Allocate the transaction price to the performance obligations in the contract; and
●	Recognize revenue when (or as) the entity satisfies a performance obligation.

Credit facilitation

The Company entered into credit facilitation arrangements with various Funding Partners. The Company: (i) matches borrowers with the Funding Partners which directly fund the credit drawdowns to the borrowers and (ii) provides post-origination services, such as short messaging reminder services throughout the term of the loans. For each successful match, the Company receives a recurring service fee throughout the term of the loans. When borrowers make instalment repayments directly to the Funding Partners, the Funding Partners will then remit the recurring service fees to the Company on a periodic basis. In addition, the Company provides a guarantee on the principal and accrued interest repayments of the defaulted loans to the Funding Partners.

The Company considers the loan facilitation service, post-origination services and guarantee service as separate services, of which the guarantee service and the post origination service are accounted for in accordance with ASC 815, Derivatives and Hedging, (“ASC 815”), ASC 460, Guarantees, (“ASC 460”) (refer to “Guarantee liabilities” and “Risk Assurance Liabilities” for additional information) and ASC 860, Transfers and servicing of financial assets, respectively (“ASC 860”).

The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring the promised services to the customer, net of value-added tax. The transaction price allocated to loan facilitation income and post-origination services includes variable consideration which is contingent on the borrower making timely repayments. The amount of variable consideration is limited to the amount that is probable not to be reversed in future periods. Management estimated the variable consideration using the expected value method, based on historical defaults, current and forecasted borrower repayment trends and assessed whether variable consideration should be constrained. Any subsequent changes in the transaction price will be allocated to the performance obligations on the same basis at contract inception.

The Company first allocates the transaction price to the guarantee liabilities or risk assurance liabilities. The remaining transaction price is then allocated to the loan facilitation services and post-origination services on a relative standalone selling price basis. The Company does not have observable price for the loan facilitation services and post-origination services because the services are not provided separately. As a result, the estimation of standalone selling price involves significant judgment. The Company estimates the standalone selling price of the loan facilitation and post-origination services using the expected cost plus a margin approach.

Revenues from loan facilitation services are recognized when the Company matches borrowers with the Funding Partners and the funds are provided to the borrower. Additionally, revenues from post-origination services are recognized evenly over the term of the loans as the services are performed. The loan facilitation income recognized was RMB 18,316,858, RMB nil and RMB nil (US$ nil) for the years ended December 31, 2022, 2023 and 2024, respectively. The post-origination services fee recognized was RMB 492,215, RMB nil and RMB nil (US$ nil) for the years ended December 31, 2022, 2023 and 2024, respectively.

Financing income

Borrowers can withdraw cash (“cash installment credit services”) or purchase products (e.g. personal consumer electronics) (“merchandise installment credit services”) up to their approved credit limit and elect the installment repayment period, ranging from one to eighteen installments repayment period (either weekly or monthly) through the Company’s application (collectively “financing platform”) or via borrowers’ Alipay accounts. The Company charges financing service fees for facilitating the financing and managing the financing platform. The financing service fees are recorded as financing income in the consolidated statement of comprehensive income/(loss) in accordance with ASC 310 Receivables (ASC 310) using the effective interest method.

Incentives are provided to certain borrowers and can only be applied as a reduction to the borrower’s repayments and cannot be withdrawn by the borrowers in cash. These incentives are recorded as a reduction in financing service fees using the effective interest method.

Sales commission fees

In addition to financing income, the Company earns a margin from its merchandise installment credit services on the products purchased from suppliers on behalf of the borrowers. The margin earned is fixed based on the retail sales price without considering the financing terms chosen by the borrower.

Sales commission fees are recognized and recorded net of the related cost on delivery date, as the Company is an agent and arranges for the goods to be provided by the suppliers.

Penalty fee

The Company charges borrowers and lessees penalty fee for late installment payments. The penalty fee is calculated based on the number of overdue days of unpaid outstanding balance of loan principals and lease receivables at the applicable late payment rate. The penalty fee is recognized on a cash basis, which coincides with the penalty fee being probable not to be reversed.

Transaction services fee

The Company entered into credit transaction arrangements with certain Funding Partners. The Company refers borrowers to the Funding Partners which directly fund the credit drawdowns to the borrowers and provides post-origination services, such as short messaging reminder services throughout the term of the loans. For each successful transaction, the Company typically receives a pre-agreed recurring service fee throughout the term of the loans. When borrowers make installment repayments directly to the Funding Partners, the Funding Partners will remit the recurring transaction services fees to the Company on a periodic basis.

The referral services are considered to be the performance obligations in the arrangement. The transaction price is the amount of consideration to which the Company expects to be entitled to in exchange for transferring the promised service to the customer, net of value-added tax. The transaction price allocated to the referral services and post-origination services includes variable service fees which are contingent on the borrower making timely repayments to the Funding Partners. Variable consideration is estimated using the expected value method based on historical default rate, current and forecasted borrower repayment trends and is limited to the amount of variable consideration that is probable not to be reversed in future periods. The Company will update its estimate of the variable considerations at the end of each reporting period. The estimation of variable consideration (including the amount of variable consideration constrained) involves significant judgment. Revenues from transaction services are recognized when the Company successfully refers the borrower to the Funding Partner and the Funding Partner provides the funds to the borrower. Revenues from post-origination services are recognized evenly over the term of the loans as the services are performed. The transaction services fee recognized was RMB 110,912,689, RMB nil and RMB nil (US$ nil) for the years ended December 31, 2022, 2023 and 2024, respectively. The post-origination services fee recognized was RMB 2,877,700, RMB nil and RMB nil (US$ nil) for the years ended December 31, 2022, 2023 and 2024, respectively.

Sales income

The Company recognizes revenue from product sales through its platform of ready-to-cook meal business in “Sales income and others” in consolidated statements of comprehensive income/(loss). The Company’s single performance obligation is to sell products to customers. The Company acts as a principal as it takes control of the products before they are transferred to customers. The Company is also primarily obligated for the products sold to the customers, bears inventory risks and has the latitude in establishing prices. Revenue is measured based on the amount of consideration the Company expects to receive reduced by value-added tax, discounts and estimates for product returns. Product returns are estimated using the expected value method based on historical return patterns. Revenues are recognized at a point in time when the products are accepted by the customers. As of December 31, 2022, 2023 and 2024, estimated product returns were not material.

Delivery services income

In 2023 and 2024, the Company provides “last mile” package delivering service from warehouses to the locations in Australia and New Zealand designated by international delivery customers after the packages were shipped by international delivery customers from China to Australia and New Zealand. The Company’s customers are international delivery channel companies. The Company concludes that it acts as a principal in these transactions as the Company is primarily responsible for the delivery of packages and has the ability to control the related services. The Company has the ability to control the services provided by delivery drivers as it is responsible for identifying qualifying drivers and directing them to complete the deliveries. Additionally, the Company has ultimate control over the amounts charged to the customers. Revenues resulting from these services are recognized on a gross basis at a fixed rate or a pre-determined amount for each completed delivery, with the amounts paid to the drivers recorded in costs of revenue. These revenues are recognized at the point of delivery of package.

Cost of revenues

Cost of revenues

Cost of revenues primarily consists of the purchase price of products, packaging material and delivery cost, including (i) lease expenses for regional sorting warehouse, and (ii) the amounts paid to the drivers for delivery services.

Leases

Leases

Sales-type leases

The Company purchases cars from car dealers and leases them to car buyers. Each car buyer is required to make a down payment and pay installments throughout the term of the lease. The lease agreements include lease payments that are largely fixed, do not contain residual value guarantees or variable lease payments. The lease terms are based on the non-cancellable term of the lease and the buyer may have options to terminate the lease in advance when meets certain conditions. The buyer obtains control of the car when the buyer physically possesses the car and when the Company receives cash consideration for the car from the buyer.

A lease arrangement that transfers substantially all of the benefits and risks incident to the ownership of property and that gives rise to a dealer’s profit or loss is classified as a sales-type lease. For sales-type leases, when collectability is probable at lease commencement, the Company derecognizes the underlying asset and recognizes the net investment in the lease, which is the sum of the lease receivable and the unguaranteed residual asset and recognizes in net income any selling profit or loss. Initial direct costs are expended, at the commencement date, if the fair value of the underlying asset is different from it carrying amount. Interest income is recognized in financing income over the lease term using the interest method.

Operating leases

The Company has operating leases for certain office rentals, educational service activity centers and regional processing centers as a lessee. At inception of a contract, the Company determines whether that contract is or contains a lease. For each lease arrangement identified, the Company determines its classification as an operating or finance lease.

The Company records a lease liability and corresponding operating lease right-of-use (“ROU”) asset at lease commencement. Lease liabilities represent the present value of the lease payments not yet paid, discounted using the discount rate for the lease at lease commencement. The Company’s lease agreements include lease payments that are largely fixed, and do not contain material residual value guarantees or variable lease payments. The discount rate is determined by using the Company’s incremental borrowing rate at lease commencement since the rate implicit in the lease is not readily determinable. The incremental borrowing rate is the rate of interest that the Company could borrow on a collateralized basis over a similar term at an amount equal to the lease payments in a similar economic environment. ROU asset represents the right to use an underlying asset for the lease term and is recognized in an amount equal to the lease liability adjusted for any lease payments made prior to the commencement date, less any lease incentives received, and any initial direct costs incurred by the Company. Lease terms are based on the non-cancellable term of the lease and may contain options to extend the lease when it is reasonably certain that the Company will exercise the option, however none of these have been recognized in the Company’s right-of-use assets or lease liabilities since those options were not reasonably certain to be exercised.

If there is a lease modification, the Company considers whether the lease modification results in a separate contract. If so, the Company accounts for the separate contract the same manner as any other new lease, in addition to the original unmodified contract. Otherwise, the Company remeasures and reallocates the remaining consideration in the contract, reassesses the classification of the lease at the effective date of the modification and accounts for any initial direct costs, lease incentives and other payments made to or by the lessee. If the modification fully or partially terminates the existing lease, the Company remeasures the lease liability and decreases the carrying amount of the right-of-use asset in proportion to the full or partial termination of the existing lease and recognizes in profit or loss any difference between the reduction in the lease liability and the reduction in the right-of-use asset.

Besides, operating lease expense is recognized as a single lease cost on a straight-line basis over the lease term and is included in cost of goods sold, cost of other revenues and general and administrative expenses, in the consolidated statements of comprehensive income/(loss). Lease liabilities that become due within one year after the balance sheet date are classified as current liabilities.

Land lease right of use asset

All land in the PRC is owned by the PRC government. The PRC government may sell land use rights for a specified period of time. Land use rights represent operating leases in accordance with ASC 842, Leases (ASC 842). The purchase price of land use rights represents lease prepayments to the PRC government and is recorded as an operating lease right-of-use (“ROU”) asset in the consolidated balance sheet. The ROU asset is amortized over the remaining lease term – 34 years.

Foreign currency translation and transactions

Foreign currency translation and transactions

The functional currency of the Company, and the subsidiaries that are not in mainland China is US$. The Company’s subsidiaries, VIEs, and subsidiaries of the VIEs with operations in the PRC adopted RMB as their functional currency. The determination of the respective functional currency is based on the criteria stated in ASC 830, Foreign Currency Matters. The Company uses RMB as its reporting currency. The financial statements of the Company, and the subsidiaries that are not in mainland China are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the year for income and expense items. Translation gains and losses are recorded in accumulated comprehensive income/(loss), as a component of shareholders’ equity. Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date.

Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured into the functional currency at the rates of exchange prevailing at the balance sheet dates. Transaction gains and losses are recognized in the consolidated statements of comprehensive income/(loss) during the period or year in which they occur.

Restricted cash and cash equivalents

Restricted cash and cash equivalents

Restricted cash is cash and cash equivalents that are not readily available for normal disbursement and mainly represents security deposits held in designated bank accounts for the guarantee of on-and-off balance sheet transactions. Such restricted cash is not available to fund the general liquidity needs of the Company.

Short-term investments

Short-term investments

Short-term investments include, (i) wealth management products with the intention to sell in the near term which are classified as trading securities and measured at fair value; (ii) wealth management products with original maturities less than one year are classified as held to maturity debt securities and measured them at amortized costs; (iii) marketable equity securities (level 1) in listed companies and publicly-traded mutual funds and measures them at fair value. For trading securities, the realized investment income and changes in fair value are recognized in interest and investment income in the consolidated statements of comprehensive income/(loss). The banks or trust companies publish the redemption price of wealth management products daily (level 1) or publish their net value on a regular basis (level 2). The products that have fixed interest rates are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are recorded at amortized cost.

The Company utilized a forward-looking CECL model to assess the credit loss of financial instruments measured at amortized cost. Based upon the Company’s assessment of various factors, including historical experience, credit quality of the related financial institutions, and other factors that may affect its ability to collect the short-term investment, the Company determined there were no credit losses for the years ended December 31, 2022, 2023 and 2024.

The Company recorded interest income from the held-to maturity investments of RMB 19,375,505, RMB 80,693,057 and RMB 51,034,427 (US$ 6,991,688), and investment income from other short-term investments carried at fair value of RMB 98,965,612,RMB 77,394,955 and RMB 315,013,325 (US$ 43,156,649) in the consolidated statements of comprehensive income/(loss) for the years ended December 31, 2022, 2023,and 2024, respectively.

Time and Structured deposits

Time and Structured deposits

Time deposits and structured deposits represent distinct financial instruments commonly utilized by corporations to manage liquidity and optimize returns within defined risk parameters.

Time deposits are straightforward interest-bearing instruments characterized by fixed maturity dates, predetermined interest rates, and principal preservation. They are typically classified as cash equivalents or short-term investments on financial statements, depending on their maturity period (e.g., ≤3 months for cash equivalents under US GAAP). Risks associated with time deposits are generally limited to credit risk related to the issuing institution.

Structured deposits are financial instruments with fixed maturity dates. The Company classifies structured deposits as held-to-maturity debt investments in accordance with ASC 320, as it has the positive intent and ability to hold these investments to maturity. These deposits are stated at amortized cost, net of any allowance for credit losses.

Derivative instruments

Derivative instruments

In 2023, the Company entered into total return swap contracts with CITIC Securities Company Limited (“CITIC”), China International Capital Corporation Limited (“CICC”) and GF Securities Co.Ltd (“GF”) respectively, for the purpose of generating return from Chinese public companies’ ADSs in the US stock markets. In exchange, the Company paid CITIC,CICC and GF a periodic interest based on LIBOR plus 2.8% or SOFR plus 2.0% or fixed rate published by CICC, CITIC and GF. The Company net settles all total return swap contracts with CICC, CITIC and GF.

The total notional amount of the outstanding contracts was RMB 411,567,717 and RMB 267,280,381 (US$ 36,617,262) as of December 31, 2023 and 2024, respectively. The total return swap contracts can be initiated and terminated upon requests of the Company. The Company accounts for the total return swap contracts in accordance with ASC 815, Derivatives and hedging. The total return swap contracts were measured at fair value, which are primarily based on the change in the market value of the ADSs underlying the total return swap contracts, recorded as earnings. As there is no initial cost associated with the derivative, the net unrealized gain/(loss) represents the derivative’s fair value which is classified as derivative instruments-asset/(liability) within the consolidated balance sheets. The cumulative unrealized investment loss as of December 31, 2023 and 2024 related to the total return swap contracts were RMB 312,870,238 and RMB 89,894,630 (US$ 12,315,514), respectively.”

The total return swap contracts may expose the Company to credit risk to the extent that the counterparty may be unable to meet the terms of the arrangement. The Company mitigates this credit risk by transacting with a counterparty with high credit ratings. The Company pledged cash collateral of RMB 411,567,717and 267,280,381 (US$ 36,617,262) to CITIC, CICC and GF for its total return swap contracts as of December 31, 2023 and 2024, respectively. The Company also prepaid RMB 50,143,583 and RMB 1,231,339,138 (US$ 168,692,770) to these securities companies for new contracts to be entered into in the future as of December 31, 2023 and 2024 respectively. (Note 5)

Finance lease receivables

Finance lease receivables

Finance lease receivables are carried at amortized cost comprising original financing lease and direct costs, net of unearned income and allowance for finance lease receivables.

Allowance for finance lease receivables

Allowance for finance lease receivables

The Company considers the finance lease receivables to be homogenous as they are all automotive finance lease receivables collateralized by vehicle titles of similar principal amounts. The allowance for finance lease receivables is calculated based on historical loss experience using probability of default (PD) and loss given default (LGD) methods. The Company stratifies PD and LGD by the recovered rate under different scenarios (i.e. cash collection, repossessing the leased vehicle or non-recovery), and calculates allowance balance by timing exposure at default under each scenario. This process is repeated on a monthly basis. LGD is determined based on the Basel III Accord issued in December 2010, where the 45% post-default loss rate applies to senior claims and the 75% post-default loss rate applies to subordinated claims under the Basel III Junior Act of reference.

The Company applies a consistent credit risk management framework to the entire portfolio of finance lease receivables in accordance with ASC 326 and adjusts the allowance that is determined by the PD and LGD methods for various qualitative factors that reflect reasonable and supportable forecasts of future economic conditions. These factors may include gross-domestic product rates, consumer price indexes, per capita consumption expenditure and other considerations. The Company analyzes a combination of qualitative factors to the change in roll rate using a regression model. Factors that had a strong correlation and economic and commercial significance were selected for the model.

For all the years presented, finance lease receivables are charged off when a settlement is reached for an amount that is less than the outstanding balance or when the Company determines the balance to be uncollectable. In general, the Company considers finance fee receivables meeting any of the following conditions as uncollectable and charged-off: (i) death of the borrower; (ii) identification of fraud, and the fraud is officially reported to and filed with relevant law enforcement departments or (iii) all finance lease receivables that are 180 days past due are therefore deemed uncollectible and charged-off; (iv) the vehicle is repossessed.

Nonaccrual finance lease receivables

Nonaccrual finance lease receivables

A finance lease receivable is considered impaired when the lease receivable is more than 90 days past due, or when it is probable that the Company will be unable to collect all amounts due according to the terms of the contract. Factors such as payment history, compliance with terms and conditions of the underlying financing lease agreement and other subjective factors related to the financial stability of the borrower are considered when determining whether finance lease receivables are impaired. The Company does not accrue financing lease income on net investment of finance lease receivables that are considered impaired. Accrual of financing lease income is suspended on accounts that are impaired, accounts in bankruptcy and accounts in repossession. Payments received on non-accrual finance lease receivables are first applied to any fees due, then to any interest due and, finally, any remaining amounts received are recorded in principle. Interest accrual resumes once an account has received payments bringing the impaired status to current.

Account Receivables

Account Receivables

Account receivables represent the considerations for which the Company has satisfied its performance obligations and has the unconditional right to consideration. The Company assesses contract assets and accounts receivable for impairment in accordance with ASC 326 with the PD and LGD model.

Account receivables were RMB 25,876,818 and RMB 34,275,509 (US$ 4,695,725) as of December 31, 2023 and 2024 respectively, net of allowance of RMB 205,489 and RMB 274,956 (US$ 37,669), respectively. There are no remaining unsatisfied performance obligations as of December 31,2023 and 2024, respectively.

Long-term investments

Long-term investments

Long-term investments represent equity investments in privately held companies without a readily determinable fair value and listed companies with readily determinable fair value. Equity securities with readily determinable fair values are measured at fair value, and any changes in fair value are recognized in earnings in accordance with ASC 321. The Company elected to measure equity securities without a readily determinable fair value that does not qualify for the net asset value practical expedient using the measurement alternative. Under the alternative measurement, the equity securities are measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

For equity investments that the Company elects to use the measurement alternative, the Company makes a qualitative assessment considering impairment indicators to evaluate whether investments are impaired at each reporting date. Impairment indicators considered include, but are not limited to, a significant deterioration in the earnings performance or business prospects of the investee, including factors that raise significant concerns about the investee’s ability to continue as a going concern, a significant adverse change in the regulatory, economic, or technological environment of the investee and a significant adverse change in the general market condition of either the geographical area or the industry in which the investee operates. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Company recognizes an impairment loss in earnings equal to the difference between the carrying value and fair value.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined using the specific identification method for the vehicle sales business. Cost is determined by using the average cost method for the ready-to-cook meal business and educational services.

Borrowings

Borrowings

The borrowings from banks are initially recognized equaling to the cash received from the beneficiary and measured subsequently at amortized cost using the effective interest method. Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for these assets have not been made.

Treasury shares

Treasury shares

The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares at market price is recorded in the treasury shares account on the consolidated balance sheets. The differences between the resale price and repurchase cost of the treasury shares is reflected in additional paid-in capital.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided using the straight-line method with the residual value based on the estimated useful lives of the class of asset, which range as follows:

	Estimated	Estimated
Category	Useful Life	Residual
Office and electronic equipment	3-10 years	Nil%-5%
Motor vehicles	4 years	5%
Aircraft	10 years	5%
Building	30 years	5%
Leasehold improvements	Over the shorter of the expected life of leasehold improvements or the lease term	Nil %

Costs associated with the repair and maintenance of property and equipment are expenses as incurred.

Construction represents building construction costs and unfinished leasehold improvements.

Depreciation is recorded starting at the time when assets are ready for the intended use. Retirements, sales and disposals of assets are recorded net of the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive income/(loss).

Intangible assets

Intangible assets

Intangible assets represent purchased computer software. These intangible assets are amortized on a straight-line basis over their estimated useful lives of the respective assets, most of which vary from 1-10 years.

Research and development

Research and development

Research and development expenses are primarily incurred in the development of new services, and new features of the Company’s technology infrastructure to support its business operations. Research and development costs are expensed as incurred unless such costs qualify for capitalization as software development costs. In order to qualify for capitalization, (i) the preliminary project should be completed, (ii) management has committed to funding the project and it is probable that the project will be completed, and the software will be used to perform the function intended, and (iii) it will result in significant additional functionality in the Company’s services. No research and development costs were capitalized for all the years presented as the Company has not met all of the necessary capitalization requirements.

Impairment of long-lived assets, including intangible assets with definite lives

Impairment of long-lived assets, including intangible assets with definite lives

The Company evaluates long-lived assets, such as fixed assets, right-of-use assets and construction in progress, for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC Topic 360, Property, Plant and Equipment. When such events occur, the Company assesses the recoverability of the asset group based on the undiscounted future cash flows the asset group is expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset group plus net proceeds expected from disposition of the asset group, if any, is less than the carrying value of the asset group. As of December 31, 2024, as the Company’s long-lived assets are located at the headquarter and being used together by the headquarter staff in centrally managing both its last-mile delivery business and cash management, such long-lived assets are included in a single entity-wide asset group. Within such asset groups, construction in progress is considered the primary asset as it is the most significant long-lived asset. If the Company identifies an impairment, the Company reduces the carrying amount of the asset group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. The Company uses estimates and judgments in its impairment tests and if different estimates or judgments have been utilized, the timing or the amount of any impairment charges could be different. The Company evaluates its long-lived assets for recoverability due to net operating losses for the year ended December 31, 2024.

Employee defined contribution plan

Employee defined contribution plan

Full time employees of the Company in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Company has no legal obligation for the benefits beyond the contributions. The total amount that was expensed as incurred, was RMB 29,871,441, RMB 14,321,884and RMB 19,125,406 (US$ 2,620,170) for the years ended December 31, 2022, 2023 and 2024, respectively.

Advertising costs

Advertising costs

Advertising costs are expensed as incurred in accordance with ASC 720-35, Other Expense-Advertising costs. Advertising costs were RMB 207,905,890, RMB 946,664 and RMB 53,979 (US$ 7,395) for the years ended December 31, 2022, 2023 and 2024, respectively. Advertising costs are included in sales and marketing expenses in the consolidated statements of comprehensive income/(loss).

Government grants

Government grants

Government grants include cash subsidies received by the Company’s entities in the PRC from local governments as incentives for investing in certain local districts and contributions to technological development and are typically granted based on the amount of investment made by the Company in the form of registered capital or taxable income generated by the Company in these local districts. Such grants allow the Company full discretion in utilizing the funds and are used by the Company for general corporate purposes. The local governments have sole discretion as to whether the Company meets all of the criteria to be entitled to the subsidies.

Government financial incentives received involve no future conditions or continuing performance obligations of the Company and are recognized as other income. The Company recognized government grants of RMB19,472,671, RMB5,483,308 and RMB175,519 (US$24,046) during the years ended December 31, 2022, 2023 and 2024, respectively, in other income in the consolidated statements of comprehensive income/(loss).

Goods and services tax ('GST')

Goods and services tax (‘GST’)

Revenues, expenses and assets are recognized net of the amount of associated GST, unless the GST incurred is not recoverable from the Australian Tax Office. In this case it is recognized as part of the cost of the acquisition of the asset or as part of the expense.

Receivables and payables are stated inclusive of the amount of GST receivable or payable. The net amount of GST recoverable from, or payable to, the tax authority is included in other receivables or other payables in the balance sheet. Cash flows are presented on a gross basis. The GST components of cash flows arising from investing or financing activities which are recoverable from, or payable to the tax authority, are presented as operating cash flows.

Commitments and contingencies are disclosed net of the amount of GST recoverable from, or payable to, the Australian Tax Office.

Value added taxes('VAT')

Value added taxes(‘VAT’)

Xiamen Youqi Technology Co., Ltd. and other companies related to expanding new business opportunities are small-scale VAT taxpayers with an applicable VAT rate of 3%. The other subsidiaries of the VIEs are all general VAT taxpayers (applicable tax rate: 6% or 13%). Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Output VAT receivable net of input VAT payable is recorded in accrued expenses and other current liabilities on the consolidated balance sheets.

VAT (including GST) is reported as a deduction to revenue when incurred and amounted to RMB 80,085,288, RMB 26,906,439 and RMB 52,519,936 (US$ 7,195,202) for the years ended December 31, 2022, 2023 and 2024, respectively.

Income taxes

Income taxes

The Company recognizes income taxes under the liability method. Deferred income taxes are recognized for differences between the financial reporting and tax bases of assets and liabilities at enacted tax rates in effect for the years in which the differences are expected to reverse. The Company records a valuation allowance against the amount of deferred tax assets that it determines is not more likely-than-not to be realized. The effect on deferred taxes of a change in tax rates is recognized in earnings in the period that includes the date of the enactment.

Deferred income taxes are recognized on the undistributed earnings of subsidiaries, which are presumed to be transferred to the parent company and are subject to withholding taxes, unless there is sufficient evidence to show that the subsidiary has invested or will invest the undistributed earnings indefinitely or that the earnings will be remitted in a tax-free liquidation. The Company applies to the provisions of ASC Topic 740.

Income Taxes (“ASC 740”), in accounting for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company has elected to classify interest and penalties related to an uncertain tax position (if and when required) as part of income tax expense in the consolidated statements of comprehensive income. In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC subsidiaries. Accordingly, the PRC subsidiaries’ tax years of 2019 – 2024 remain open to examination by the respective tax authorities. The Company may also be subject to the examination of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.

Segment information

Segment information

In accordance with ASC 280 Segment Reporting, operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s Chief Executive Officer is the Company’s CODM. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Company has determined that it operates as one operating segment, with consolidated net income (loss) being the measure of segment profitability. The CODM assesses performance for the Company, monitors budget versus actual results, and determines how to allocate resources based on consolidated net income (loss) as reported in the consolidated statements of operations. There are no other expense categories regularly provided to the CODM that are not already included in the primary financial statements herein. During the year ended December 31, 2022, the Company generated substantially all of its revenue from clients in mainland China, and during the years ended December 31, 2023, and 2024, the Company generated substantially all of its revenue from clients in Australia and New Zealand. Accordingly, no geographical segments are presented. As of December 31, 2022, 2023, and 2024, the Company did not have material assets located outside of mainland China and Hong Kong. In 2022, 2023 and 2024, the CODM reviewed the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole, and the Company had only one reportable segment.

Fair value measurements of financial instruments

Fair value measurements of financial instruments

The fair values of cash and cash equivalents, restricted cash and cash equivalent, short-term investments, finance lease receivables, derivative instruments, other receivables (as defined in Note 5), borrowings and other payables in current assets and liabilities are measured at fair value or approximate to their respective fair values because of their short maturities. The carrying amount of the long-term borrowings, approximate to its fair value due to the fact that the related interest rates are approximate to the rates currently offered by banks for similar debt instruments of comparable maturity.

Fair value measurements

Fair value measurements

Fair value is the price that would be received by selling an asset or paid to transfer liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and the market-based risk measurement or assumptions that market participants would use when pricing the assets or liability.

Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

➢	Level 1-Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets
➢	Level 2-Include observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data
➢	Level 3-Unobservable inputs which are supported by little or no market activity

Earnings/(loss) per share

Earnings/(loss) per share

Basic earnings/(loss) per share is computed by dividing the net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period and year presented.

Diluted earnings/(loss) per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares.

The dilutive effect from the dilutive effect of share options is reflected in diluted EPS using the treasury stock method.

Share-based payments

Share-based payments

The Company accounts for share-based compensation in accordance with ASC 718, Compensation-Stock Compensation (“ASC 718”).

Share-based payment transactions with employees and independent directors, such as share options, are measured based on the grant date fair value of the equity instrument. The Company recognizes the compensation costs net of estimated forfeitures using the accelerated recognition method, over the applicable vesting period for each separately vesting portion of the award. The estimate of forfeitures is adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment in the period of change and also impact the amount of share-based compensation expense to be recognized in future periods.

A change in any of the terms or conditions of share options is accounted for as a modification of share options. The Company calculates the incremental compensation cost of a modification as the excess, if any, of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the fair value of the options, the share price and other pertinent factors at the modification date. For vested options, the Company recognizes incremental compensation cost in the period the modification occurred. For unvested options, the Company recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified option is lower than the fair value of the original option immediately before modification, the minimum compensation cost the Company recognizes is the cost of the original options.

Convenience translation for financial statements presentation

Convenience translation for financial statements presentation

Translations of amounts from RMB into US$ for the convenience of the readers were calculated at the exchange rate of RMB 7.2993 per US$1.00 on December 31, 2024, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been or could have been converted into US$ at such rate.

Investment in equity method investee

Investment in equity method investee

The Company uses the equity method to account for an equity investment over which it has significant influence but does not own a majority equity interest or otherwise control, generally accompanying a shareholding of between 20% and 50% of the voting rights, and an equity investment over limited partnership which investor’s interest is over 3% to 5%. The cost of the investment over the proportional fair value of the assets and liabilities of the investee is reflected in the Company’s memo accounts as “equity method goodwill”. The equity method goodwill is not subsequently amortized and is not tested for impairment under ASC 350. Equity method investments shall continue to be reviewed for impairment in accordance with paragraph ASC 323-10-35-32. The share of earnings or losses of the investee are recognized in the consolidated statements of comprehensive income/(loss). Equity method adjustments include the Company’s proportionate share of investee income or loss and other adjustments required by the equity method.

The Company assesses its equity investment for other-than-temporary impairment by considering factors as well as relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, and cash burn rate and other company-specific information.

Significant risks and uncertainties

Significant risks and uncertainties

Currency convertibility risk

A substantial portion of the Company’s revenues and expenses are denominated in currencies other than Renminbi. All foreign exchange transactions take place either through the People’s Bank of China (“PBOC”) or other authorized Funding Partners at exchange rates quoted the PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts.

Concentration of credit risk

Financial assets that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, time and structured deposit, short-term investment, derivative instruments, cash collateral for derivatives, accounts receivable and other receivables.

Deposits held in mainland China are subject to restrictions on foreign exchange and the ability to transfer cash outside of mainland China. In May 2015, a new Deposit Insurance System (“DIS”) managed by the People’s Bank of China (‘‘PBOC’’) was implemented by the Chinese government. Deposits in the licensed banks in mainland China are protected by DIS, up to a limit of RMB500 thousands.

The Company places its cash and cash equivalents, short-term investments, derivative instruments, cash collateral for derivatives and other receivables with reputable counterparties that have high-credit ratings and quality. There has been no recent history of default in relation to these counterparties. China Merchants Bank Company Limited and China Guangfa Bank Co., Ltd. represented 25% and 9% of the total financial assets for the years ended December 31, 2023, amounted to approximately RMB 2,567 million and RMB 936 million, respectively. For the year ended December 31, 2024, China Merchants Bank Co., Ltd. accounted for 22% of the total financial assets, or approximately RMB1,831 million (US $251 million).

Borrower default risk

Financial assets that potentially expose the Company to borrower default risk are finance lease receivables.

The Company manages borrower default risk on their payment for finance lease receivables by performing credit assessments on its borrowers and its ongoing monitoring of the outstanding balances.

Interest rate risk

The Company is exposed to interest rate risk on its interest-bearing assets and liabilities. As part of its asset and liability risk management, the Company reviews and takes appropriate steps to manage its interest rate exposures on its interest-bearing assets and liabilities. The Company has not been exposed to material risks due to changes in market interest rates and not used any derivative financial instruments to manage the interest risk exposure during the years presented.

Business and economic risk

The Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships; regulatory considerations and risks associated with the Company’s ability to attract employees necessary to support its growth and risks related to outbreaks of epidemics. The Company’s operations could also be adversely affected by significant political, regulatory, economic and social uncertainties in the PRC.

Concentration risk of revenue and customers

As of the year ended December 31, 2024, a substantial portion of the Company total revenue is attributable to key customers. Specifically, Customer A, Customer B, Customer C, and Customer D accounted for 22%, 39%, 10% and 11% of the total revenue, approximately RMB 47,629,353 (US$6,525,195), RMB 83,463,994 (US$11,434,520), RMB 22,125,951 (US$3,031,243), RMB 24,452,405 (US$3,349,966) respectively.

Similarly, the Company’s total accounts receivables are concentrated with a limited number of customers. As of the year ended December 31, 2024, Customer A, Customer B, and Customer C represented 27%, 38%, and 26% of the total accounts receivables, amounting to approximately RMB 9,300,571 (US$1,274,173), RMB 13,291,323 (US$1,820,904) and RMB 9,028,752 (US$1,236,934), respectively.

The Company monitors these concentrations as part of its standard business practices.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This ASU improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. In addition, this ASU enhances interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements. The Group adopted ASU 2023-07 during the year ended December 31, 2024. The primary measure of segment profitability for the Company’s operating segment is considered to be consolidated net loss.

The Company operates in one segment. Its chief operating decision maker is the Chief Executive Officer, who makes operating decision, accesses performance, and allocate resources on a consolidated basis.

Significant segment expenses reviewed by the CODM on a regular basis included within net loss include cost of products sales, research and development expense and selling, general and administrative expenses which are separately presented on the Company’s Consolidated Statement of Operations. Other segment items within net loss include interest income, net, other (expense) income, net and income tax expense.

In March 2023, the FASB issued ASU No. 2023-01, “Leases (Topic 842): Common Control Arrangements”, which amends certain provisions of ASC 842 that apply to arrangements between related parties under common control. In addition, the ASU amends the accounting for leasehold improvements in common-control arrangements for all entities. ASU 2023-01 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted in any annual or interim period as of the beginning of the related fiscal year. The Group has adopted ASU 2023-01 from January 1, 2024. The Company evaluates that the impact of adoption of this ASU is immaterial to consolidated financial statements.

New and Amended Standards Not Adopted by the Group

New and Amended Standards Not Adopted by the Group

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as Information on income taxes paid. For public business entities, ASU 2023-09 is effective for annual periods beginning after December 15, 2024. For entities other than public business entities, ASU 2023-09 is effective for annual periods beginning after December 15, 2025. This ASU should be applied on a prospective basis with the option to apply the standard retrospectively. Early adoption is permitted. The Company is currently evaluating the impact of this new standard on its consolidated financial statements.

In December 2024, the FASB issued ASU 2024-03: Disaggregation of Income Statement Expenses, which requires additional disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. This ASU should be applied prospectively with the option to apply the standard retrospectively. Early adoption is permitted. The Group is currently evaluating the impact of this new standard on its consolidated financial statements.